PROPERTY, PLANT AND EQUIPMENT (Details)	10 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Statement [Line Items]
Balance, Beginning			$ 815,000		$ 452,000
Additions			4,505,000	$ 234,000
Disposals		$ (19,000)
Business Combinations (note 11)		625,000		126,000
Foreign Exchange Translation			(421,000)		3,000
Balance, Ending		5,505,000			815,000
Accumulated Depreciation, Balance Beginning		(86,000)		(17,000)
Accumulated Depreciation, Disposals		39,000
Accumulated Depreciation, Foreign Exchange Translation		46,000		(9,000)
Accumulated Depreciation, Balance Ending	$ (17,000)	(526,000)		(86,000)
Accumulated Depreciation, Depreciation	26,000	765,000		113,000
Property Plant And Equipment		3,750,000		411,000
Total [Member]
Statement [Line Items]
Accumulated Depreciation, Depreciation		525,000		60,000
Property Plant And Equipment		4,979,000			729,000
Construction in Progress [Member]
Statement [Line Items]
Balance, Beginning			136,000		103,000
Additions			852,000		35,000
Disposals		0
Business Combinations (note 11)		0		0
Foreign Exchange Translation			(83,000)		(2,000)
Balance, Ending		905,000			136,000
Accumulated Depreciation, Balance Beginning		0		0
Accumulated Depreciation, Disposals		0
Accumulated Depreciation, Foreign Exchange Translation		0		0
Accumulated Depreciation, Balance Ending	0	0		0
Accumulated Depreciation, Depreciation		0		0
Property Plant And Equipment		905,000			136,000
Vehicles [Member]
Statement [Line Items]
Balance, Beginning			39,000		41,000
Additions			4,000	0
Disposals		0
Business Combinations (note 11)		0		0
Foreign Exchange Translation			(6,000)		(2,000)
Balance, Ending		37,000			39,000
Accumulated Depreciation, Balance Beginning		(4,000)		(4,000)
Accumulated Depreciation, Disposals		0
Accumulated Depreciation, Foreign Exchange Translation		1,000		0
Accumulated Depreciation, Balance Ending	(4,000)	(10,000)		(4,000)
Accumulated Depreciation, Depreciation		7,000		0
Property Plant And Equipment		27,000			35,000
Land
Statement [Line Items]
Balance, Beginning			131,000		0
Additions			0	122,000
Disposals		0
Business Combinations (note 11)		0		0
Foreign Exchange Translation			(19,000)		9,000
Balance, Ending		112,000			131,000
Accumulated Depreciation, Balance Beginning		0		0
Accumulated Depreciation, Disposals		0
Accumulated Depreciation, Foreign Exchange Translation		0		0
Accumulated Depreciation, Balance Ending	0	0		0
Accumulated Depreciation, Depreciation		0		0
Property Plant And Equipment		112,000			131,000
Machinery and Office Equipment [Member]
Statement [Line Items]
Balance, Beginning			130,000		2,000
Additions			1,915,000	77,000
Disposals		(19,000)
Business Combinations (note 11)		124,000		41,000
Foreign Exchange Translation			(159,000)		10,000
Balance, Ending		1,991,000			130,000
Accumulated Depreciation, Balance Beginning		(21,000)		(2,000)
Accumulated Depreciation, Disposals		29,000
Accumulated Depreciation, Foreign Exchange Translation		15,000		(5,000)
Accumulated Depreciation, Balance Ending	(2,000)	(169,000)		(21,000)
Accumulated Depreciation, Depreciation		192,000		14,000
Property Plant And Equipment		1,822,000			109,000
Subtotal [Member]
Statement [Line Items]
Balance, Beginning			436,000		146,000
Additions			3,773,000	234,000
Disposals		(19,000)
Business Combinations (note 11)		124,000		41,000
Foreign Exchange Translation			(341,000)		15,000
Balance, Ending		3,973,000			436,000
Accumulated Depreciation, Balance Beginning		(25,000)		(2,000)
Accumulated Depreciation, Disposals		28,000
Accumulated Depreciation, Foreign Exchange Translation		20,000		(5,000)
Accumulated Depreciation, Balance Ending	(2,000)	(223,000)		(25,000)
Accumulated Depreciation, Depreciation		246,000		18,000
Property Plant And Equipment		3,750,000			411,000
Right Of Use Assets [Member]
Statement [Line Items]
Balance, Beginning			379,000		306,000
Additions			732,000	0
Disposals		0
Business Combinations (note 11)		501,000		85,000
Foreign Exchange Translation			(80,000)		(12,000)
Balance, Ending		1,532,000			379,000
Accumulated Depreciation, Balance Beginning		(61,000)		(15,000)
Accumulated Depreciation, Disposals		11,000
Accumulated Depreciation, Foreign Exchange Translation		26,000		(4,000)
Accumulated Depreciation, Balance Ending	(15,000)	(303,000)		(61,000)
Accumulated Depreciation, Depreciation		279,000		42,000
Property Plant And Equipment		1,229,000			318,000
Buildings
Statement [Line Items]
Balance, Beginning			0		0
Additions			1,002,000	0
Disposals		0
Business Combinations (note 11)		0		0
Foreign Exchange Translation			$ (74,000)		0
Balance, Ending		928,000			0
Accumulated Depreciation, Balance Beginning		0		0
Accumulated Depreciation, Disposals		(1,000)
Accumulated Depreciation, Foreign Exchange Translation		4,000		0
Accumulated Depreciation, Balance Ending	$ 0	(44,000)		0
Accumulated Depreciation, Depreciation		47,000		$ 0
Property Plant And Equipment		$ 884,000			$ 0